Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Income (loss) for the year	$ 536,389		$ 58,739		$ (74,425)
Adjustments for:
Depreciation and amortization	608,640		662,412		658,778
Impairment charge					400,314
Income tax accruals less payments	(193,989)		(128,079)		(91,080)
Equity in (earnings) losses of non-consolidated companies	(116,140)		(71,533)		39,558
Interest accruals less payments, net	11,550		(2,567)		26,622
Changes in provisions	(17,245)		15,597		(20,678)
Income from the sale of Conduit business	(89,694)
Changes in working capital	(855,282)		348,199		1,373,985
Currency translation adjustment and others	93,746		(19,203)		(98,070)
Net cash (used in) provided by operating activities	(22,025)		863,565		2,215,004
Cash flows from investing activities
Capital expenditures	(558,236)		(786,873)		(1,131,519)
Changes in advance to suppliers of property, plant and equipment	7,077		50,989		49,461
Proceeds from disposal of Conduit business	327,631
Investment in non-consolidated companies			(17,108)		(4,400)
Acquisition of subsidiaries	(10,418)
Investment in companies under cost method	(3,681)
Loan to non-consolidated companies	(7,056)		(42,394)		(22,322)
Proceeds from disposal of property, plant and equipment and intangible assets	5,443		23,609		10,090
Dividends received from non-consolidated companies	22,971	[1]	20,674	[1]	20,674
Changes in investments in securities	565,387		652,755		(695,566)
Net cash provided by (used in) investing activities	349,118		(98,348)		(1,773,582)
Cash flows from financing activities
Dividends paid	(484,020)		(507,631)		(531,242)
Dividends paid to non-controlling interest in subsidiaries	(24,000)		(29,089)		(2,950)
Acquisitions of non-controlling interests	(49)		(1,071)		(1,068)
Proceeds from borrowings	1,196,781		1,180,727		2,064,218
Repayments of borrowings	(1,090,129)		(1,295,560)		(2,063,992)
Net cash used in financing activities	(401,417)		(652,624)		(535,034)
(Decrease) increase in cash and cash equivalents	(74,324)		112,593		(93,612)
Movement in cash and cash equivalents
At the beginning of the year	398,580		286,198		416,445
Effect of exchange rate changes	5,834		(211)		(36,635)
(Decrease) increase in cash and cash equivalents	(74,324)		112,593		(93,612)
At December 31,	330,090		398,580		286,198
Cash and bank deposits	330,221		399,900		286,547
Bank overdrafts	$ (131)		$ (1,320)		$ (349)

[1]	Related to Ternium